Financial Debt - Recoverable Cash Advances And Other Loans (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Financial Debt
Recoverable cash advances - Non-current	€ 8,769	€ 8,276
Recoverable cash advances - Current	282	333
Total recoverable cash advances	9,051	8,609	€ 9,385	€ 8,871
EIB finance agreement - Non-current	18,787	7,793
EIB accrued interest - Current	525
Synthetic warrants - Non-current	7,420	1,601
Total EIB	26,732	9,394
Convertible bond - Current	22,328	22,657
Total convertible bond	22,328	22,657
Total financial debt	58,111	40,660
Non-current	34,976	17,670
Current	€ 23,135	€ 22,990